Consolidated Statements of Income - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Net Revenues
Total Revenues, Net	$ 55,399,112	$ 41,984,221
Cost of Revenues
Total Cost of Revenues	42,947,952	33,697,597
Gross Profit	12,451,160	8,286,624
Selling Expenses	8,479,578	6,112,493
General and Administrative Expenses	3,887,935	3,000,721
Total Operating Expenses	12,367,513	9,113,214
Income (Loss) from Operations	83,647	(826,590)
Other Income, net	1,849,534	155,821
Interest Income, net	42,606	43,481
Total other Income, net	1,892,140	199,302
Income (Loss) Before Income Taxes	1,975,787	(627,288)
Income Tax Provisions	336,486	27,738
Net Income (Loss)	1,639,301	(655,026)
Net Income (Loss) Attributable to Noncontrolling Interests	387,498	(92,282)
Net Income (Loss) Attributable to Maison Solutions Inc.	$ 1,251,803	$ (562,744)
Income (Loss) per Share Attributable to Maison Solutions, Inc.
Basic (in Dollars per share)	$ 0.08	$ (0.04)
Weighted Average Number of Common Stock Outstanding
Basic (in Shares)	16,000,000	16,000,000
Supermarket
Net Revenues
Total Revenues, Net	$ 55,399,112	$ 41,984,221
Cost of Revenues
Total Cost of Revenues	$ 42,947,952	$ 33,697,597